Accounts Receivable net - Charges to provisions for doubtful accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts Receivable Net
Balance at beginning of period	$ (1,495)	$ (1,495)	$ (1,495)
Charges to costs and expenses	(1,495)	0	0
Amount utilized	0	0	0
Balance at end of period	$ (2,990)	$ (1,495)	$ (1,495)